Net Loss Per Share Attributable to Common Stockholders	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Net Loss Per Share Attributable to Common Stockholders [Abstract]
Net Loss Per Share Attributable To Common Stockholders

Note 11 — Net Loss per Share Attributable to Common Stockholders

Net loss per share of Company Common Stock is calculated in accordance with ASC Topic 260, Earnings Per Share using the two-class method. Basic net loss per share is computed by dividing net loss by the weighted-average number of shares of Common Stock outstanding during the period. In periods of net loss, the two-class method requires that losses be allocated only to common shareholders. The computation of diluted net loss per share does not include dilutive common stock equivalents in the weighted-average shares outstanding, as the inclusion of common stock equivalents would be antidilutive. The common stock equivalents consist of stock options, convertible notes, warrants, and earn-out shares. Accordingly, for the periods presented in which the Company incurred a net loss, basic and diluted EPS are the same.

The following tables represent weighted average shares using the recasted common stock equity balance as presented in the Statement of Stockholders’ Deficit. The following table sets forth the computation of basic and diluted net loss per share attributable to common stockholders (in thousands, except share and per share data):

	Three Months Ended	Three Months Ended
	September 30, 2025	September 30, 2024
Numerator:
Net loss	$(22,192)	$(2,497)
Denominator:
Weighted average shares used to computing basic and diluted net loss per share	31,731,118	1,938,392
Net loss per share attributable to common stockholders - basic and diluted:	$(0.70)	$(1.29)

The following outstanding shares of potentially dilutive securities were excluded from the computation of diluted net loss per share attributable to common stockholders for the periods presented because including them would have been antidilutive:

	Three Months Ended	Three Months Ended
	September 30, 2025	September 30, 2024
Related party convertible notes payable at fair value (1)	-	-
Loans payable - related party at fair value (1)	-	-
Warrants	17,536,750	-
Options to purchase common stock	1,563,347	1,027,897
Total	19,100,097	1,027,897

(1)	The Related party convertible notes and Loan’s payable - related party are convertible upon occurrence of various conversion scenarios. Therefore, the number of shares of Company Common Stock issuable upon their conversion is not currently estimable.

	Nine Months Ended	Nine Months Ended
	September 30, 2025	September 30, 2024
Numerator:
Net loss	$(27,256)	$(6,978)
Denominator:
Weighted average shares used to computing basic and diluted net loss per share	11,905,811	1,938,392
Net loss per share attributable to common stockholders - basic and diluted:	$(2.29)	$(3.60)

The following outstanding shares of potentially dilutive securities were excluded from the computation of diluted net loss per share attributable to common stockholders for the periods presented because including them would have been antidilutive:

	Nine Months Ended
	September 30, 2025	September 30, 2024
Related party convertible notes payable at fair value (1)	-	-
Loans payable - related party at fair value (1)	-	-
Warrants	17,536,750	-
Options to purchase common stock	1,563,347	1,027,897
Total	19,100,097	1,027,897

(1)	The Related party convertible notes and Loan’s payable - related party are convertible upon occurrence of various conversion scenarios. Therefore, the number of shares of Company Common Stock issuable upon their conversion is not currently estimable.

Note 11 — Net Loss per Share Attributable to Common Stockholders

Basic net loss per share is computed by dividing the net loss by the weighted-average number of common shares outstanding for the period. Because the Company reported a net loss for the years ended December 31, 2024 and 2023, the number of shares used to calculate diluted net loss per common share is the same as the number of shares used to calculate basic net loss per common share for those periods presented because the potentially dilutive shares would have been antidilutive if included in the calculation.

The following table sets forth the computation of basic and diluted net loss per share attributable to common stockholders (in thousands, except share and per share data):

	Year Ended December 31, 2024	Year Ended December 31, 2023
Numerator:
Net loss	$(9,230)	$(10,281)
Denominator:
Weighted average shares used to computing basic and diluted net loss per share	1,938,392	1,937,039
Net loss per share attributable to common stockholders – basic and diluted:	$(4.76)	$(5.31)

The following outstanding shares of potentially dilutive securities, as adjusted for the recapitalization (see Note 16) were excluded from the computation of diluted net loss per share attributable to common stockholders for the periods presented because including them would have been antidilutive:

	Years ended December 31,
	2024		2023
Convertible preferred stock	6,178,315		6,178,315
Convertible notes payable	3,363,624		2,251,941	(1)
Convertible loans	—	(2)	—
Options to purchase common stock	1,027,897		1,031,356
Total	10,569,836		9,461,612
(1)	The conversion of the Convertible Notes and Senior Notes to common stock is dependent on the price of SPAC transaction or other equity offering and the completion date of such offerings. These factors are not estimable, therefore, the number of common stock is not determinable.

(2)	The Tasly Convertible Notes issued between June and August 2023 and completed in February 2024 are convertible upon occurrence of various conversion scenarios. Therefore, the number of common stock shares issuable upon their conversion is not currently estimable.